3. Loans, Allowance for Loan Losses and Credit Quality (Details 6) (Residential real estate - 1st lien, USD $)	12 Months Ended
	Dec. 31, 2014 integer	Dec. 31, 2013 integer
Residential real estate - 1st lien
Number of contracts	2	2
Recorded Investment	$ 137,080	$ 213,342